Fair Value Measurements	12 Months Ended
Mar. 01, 2014
Text Block [Abstract]
Fair Value Disclosures
FAIR VALUE MEASUREMENTS

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use in pricing the asset or liability such as inherent risk, non-performance risk and credit risk. The Company applies the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value into three levels:
•Level 1 - Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

•
Level 2 - Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•Level 3 - Significant unobservable inputs which are supported by little or no market activity.
The fair value hierarchy also requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Recurring Fair Value Measurements
The carrying amounts of the Company’s cash and cash equivalents, accounts receivables, other receivables, accounts payable and accrued liabilities approximate fair value due to their short maturities.
In determining the fair value of investments held, the Company primarily relies on an independent third party valuator for the fair valuation of securities. Pricing inputs used by the independent third party valuator are generally received from two primary vendors. The pricing inputs are reviewed for completeness and accuracy, within a set tolerance level, on a daily basis by the independent third party valuator. The Company also reviews and understands the inputs used in the valuation process and assesses the pricing of the securities for reasonableness.
For cash equivalents, the independent third party valuator utilizes amortized cost, as the short-term nature of the securities approximates fair value. For short-term and long-term investments, the independent third party valuator provides fair values determined from quoted prices that it obtains from vendors. The Company then corroborates the fair values received from the independent third party valuator for its investment portfolio against the results of its own internal collection of quoted prices from brokers in order to assess the reasonability of the pricing provided by the independent third party valuator.
The bankers’ acceptances/bearer deposit notes and term deposits/certificates held by the Company are all issued by major banking organization and have investment grade ratings.
The U.S. treasury bills/notes held by the Company are issued by the United States Department of the Treasury and have investment grade ratings.
The non-U.S. treasury bills/notes held by the Company are issued by the Federal or Provincial governments of Canada and have investment grade ratings.
The non-U.S. government sponsored enterprise notes held by the Company are primarily issued by investment banks backed by countries across the globe and all have investment grade ratings.
Fair values for all investment categories provided by the independent third party valuator that are in excess of 0.5% from the fair values determined by the Company are communicated to the independent third party valuator for consideration of reasonableness. The independent third party valuator considers the information provided by the Company before determining whether a change in the original pricing is warranted.
The fair values of corporate notes/bonds classified as Level 3, which represent investments in securities for which there is not an active market, are estimated using a discounted cash flow pricing methodology incorporating unobservable inputs such as anticipated monthly interest and principal payments received, existing and estimated defaults, and collateral value. The corporate notes/bonds classified as Level 3 held by the Company consist of securities received in a payment-in-kind distribution from a former structured investment vehicle. The fair value of auction rate securities is estimated using a discounted cash flow model incorporating estimated weighted-average lives based on contractual terms, assumptions concerning liquidity, and credit adjustments of the security sponsor to determine timing and amount of future cash flows. Some of these inputs are unobservable.
The fair values of currency forward contracts and currency option contracts have been determined using notional and exercise values, transaction rates, market quoted currency spot rates, forward points, volatilities and interest rate yield curves. For currency forward contracts and currency option contracts, the estimates presented herein are not necessarily indicative of the amounts that the Company could realize in a current market exchange. Changes in assumptions could have a significant effect on the estimates.
The fair value of the Company’s convertible debenture has been determined using the significant inputs of principal value, interest rate spreads and curves, embedded call option dates and prices, the stock price and volatility of the Company’s listed common shares, and the Company’s implicit credit spread.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis:

As at March 1, 2014	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Bankers’ acceptances	$—	$392	$—	$392
Term deposits/certificates	—	15	—	15
U.S. treasury bills/notes	—	879	—	879
Non-U.S. treasury bills/notes	—	480	—	480
Non-U.S. government sponsored enterprise notes	—	55	—	55
Corporate notes/bonds	—	—	4	4
Auction rate securities	—	—	36	36
Total available-for-sale investments	—	1,821	40	1,861
Currency forward contracts	—	5	—	5
Currency option contracts	—	2	—	2
Total assets	$—	$1,828	$40	$1,868
Liabilities
Currency forward contracts	$—	$26	$—	$26
Currency option contracts	—	2	$—	2
Convertible debentures	—	1,627	—	1,627
Total liabilities	$—	$1,655	$—	$1,655

As at March 2, 2013	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments
Money market funds	$5	$—	$—	$5
Bankers’ acceptances/Bearer deposit notes	—	114	—	114
Non-U.S. government promissory notes	—	50	—	50
Term deposits/certificates	—	157	—	157
Commercial paper	—	629	—	629
Non-U.S. treasury bills/notes	—	282	—	282
U.S. treasury bills/notes	—	619	—	619
U.S. government sponsored enterprise notes	—	156	—	156
Non-U.S. government sponsored enterprise notes	—	26	—	26
Corporate notes/bonds	—	213	5	218
Asset-backed securities	—	102	—	102
Auction rate securities	—	—	36	36
Total available-for-sale investments	5	2,348	41	2,394
Currency forward contracts	—	57	—	57
Currency option contracts	—	2	—	2
Total assets	$5	$2,407	$41	$2,453
Liabilities
Currency forward contracts	$—	$24	$—	$24
Currency option contracts	—	11	—	11
Total liabilities	$—	$35	$—	$35

The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended March 2, 2013 and March 1, 2014:

Level 3
Balance at March 3, 2012	$68
Sale of Level 3 assets	(25)
Principal payments	(2)
Balance at March 2, 2013	41
Principal repayments	(1)
Balance at March 1, 2014	$40

The Company recognizes transfers in and out of levels within the fair value hierarchy at the end of the reporting period in which the actual event or change in circumstance occurred. There were no significant transfers in or out of Level 3 assets during the year ended March 1, 2014 ($25 million transferred out of Level 3 assets representing the sale of the Company’s unsecured claim on assets held at Lehman Brothers International (Europe) (“LBIE”) at the time of LBIE’s bankruptcy for the year ended March 2, 2013).
The Company’s Level 3 assets measured on a recurring basis include auction rate securities as well as corporate notes/bonds consisting of securities received in a payment-in-kind distribution from a former structured investment vehicle.
The auction rate securities are valued using a discounted cash flow method incorporating both observable and unobservable inputs. The unobservable inputs utilized in the valuation are the estimated weighted-average life of each security based on its contractual details and expected paydown schedule based upon the underlying collateral, the value of the underlying collateral which would be realized in the event of a waterfall event, an estimate of the likelihood of a waterfall event and an estimate of the likelihood of a permanent auction suspension. Significant changes in these unobservable inputs would result in significantly different fair value measurements. Generally, a change in the assumption used for the probability of a waterfall event is accompanied by a directionally opposite change in the assumption used for the probability of a permanent suspension. A waterfall event occurs if the funded reserves of the securities become insufficient to make the interest payments, resulting in the disbursement of the securities’ underlying collateral, the value which is currently greater than the fair value of the securities, to the security holders.
The corporate notes/bonds are valued using a discounted cash flow method incorporating both observable and unobservable inputs. The unobservable inputs utilized in the valuation are the anticipated future monthly principal and interest payments, an estimated rate of decrease of those payments, the value of the underlying collateral, the number of securities currently in technical default as grouped by the underlying collateral, an estimated average recovery rate of those securities and assumptions surrounding additional defaults. Significant changes in these unobservable inputs would result in significantly different fair value measurements. Generally, a change in the assumption used for the anticipated monthly payments is accompanied by a directionally similar change in the average recovery rate and a directionally opposite change in the yearly decrease in payments and additional defaults assumptions.
The following table presents the significant unobservable inputs used in the fair value measurement of each of the above Level 3 assets, as well as the impact on the fair value measurement resulting from a significant increase or decrease in each input in isolation:

As at March 1, 2014	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase/(Decrease) in Input on Fair Value
Auction rate securities	$36	Discounted cash flow	Weighted-average life	8 - 19 years (14 years)	(Decrease)/increase
			Collateral value (as a % of fair value)	101 - 133% (117%)	Increase/(decrease)
			Probability of waterfall event	5 - 10% (8%)	Increase/(decrease)
			Probability of permanent suspension of auction	5 - 10% (8%)	(Decrease)/increase
Corporate bonds/notes	$4	Discounted cash flow	Anticipated monthly principal and interest payments	$0.1 million	Increase/(decrease)
			Yearly decrease in payments	10%	(Decrease)/increase
			Collateral value (as a % of fair value)	138%	Increase/(decrease)
			Current securities in technical default, by collateral grouping	0 - 100% (13%)	(Decrease)/increase
			Average recovery rate of securities in technical default	30%	Increase/(decrease)
			Additional defaults assumption	0 - 44% (18%)	(Decrease)/increase

Non-Recurring Fair Value Measurements
Assets Held for Sale
As described in Note 11, the Company has decided to sell certain redundant assets and as a result, certain property, plant and equipment assets have been classified as held for sale on the Company’s consolidated balance sheets as at March 1, 2014, valued at $209 million, the lower of carrying value and fair value less costs to sell. Of the total assets held for sale, $194 million were measured at fair value less costs to sell.
The fair values of the Company’s real estate assets held for sale were determined using bids from prospective purchasers, executed purchase and sale agreements or letters of intent, and market appraisals conducted for the Company by certified appraisers. The fair values of the Company’s equipment assets held for sale were determined using executed purchase and sale agreements, bids received from prospective purchasers, or replacement cost or sales comparison approaches with inputs including, but not limited to, original costs, inflation indices, useful lives, effective ages, and market-derived depreciation curves for similar assets. Some of these inputs are unobservable.
The following table presents the Company’s assets and liabilities that are measured at fair value on a non-recurring basis:

As at March 1, 2014	Level 1	Level 2	Level 3	Total
Assets held for sale
Real estate	$—	$150	$—	$150
Equipment	—	29	15	44
Total assets held for sale	$—	$179	$15	$194

LLA Impairment
During fiscal 2014, the Company conducted an LLA impairment test on its held and used assets, and as a result of that test, determined that the carrying values of certain of the Company's assets exceeded their fair values as at the Measurement Date. Accordingly, the Company recorded the LLA Impairment Charge of approximately $2.7 billion and presented the impaired assets at their fair values on the Company’s balance sheets as at November 30, 2013. See Note 1 for details related to the LLA impairment test performed.
The fair values of the Company’s real estate assets were determined using market appraisals conducted by certified appraisers.
The fair values of the Company’s property, plant and equipment, other than real estate assets ("Personal Property"), were determined using replacement cost or sales comparison approaches with inputs including, but not limited to, original costs, inflation indices, useful lives, effective ages, and market-derived depreciation curves for similar assets. Some of these inputs are unobservable.
The fair value of certain of the Company’s licenses, representing payments relating to licensing agreements, were determined using a volume ratio approach, including a comparison of the Company’s current average quarterly unit volumes for each license to those known at the time the Company entered into the license. Some of the inputs are unobservable.
The following table presents the Company’s assets and liabilities that were measured at fair value on a non-recurring basis as at November 4, 2013 (the date of impairment) and which have not subsequently been reclassified as held for sale:

As at November 4, 2013	Level 1	Level 2	Level 3	Total
Assets held and used
Property, plant and equipment
Real estate	$—	$594	$—	$594
Personal Property	—	—	408	408
Total property, plant and equipment	—	594	408	1,002
Intangible assets
Licenses	—	—	226	226
Total assets held and used	$—	$594	$634	$1,228

The Company’s Level 3 assets measured on a non-recurring basis consist of personal property and licenses that were written down to fair value related to the LLA Impairment Charge.
The Company’s personal property that was written down was valued using replacement cost or sales comparison approaches, both utilizing unobservable inputs. The unobservable inputs used in the valuations are the current effective age of the personal property being valued and the estimated useful life.
The licenses that were written down to fair value related to the LLA Impairment Charge were valued using a volume ratio approach incorporating unobservable inputs. The unobservable inputs used in the valuation are the current volume of units subject to the licensing agreements and the volume of units as of the date the licenses were entered into, which represents the volume ratio. This ratio was applied to the net book value of the licenses in order to determine its fair value. Significant changes in these unobservable inputs could result in significantly different fair value measurements.
The following table presents the significant unobservable inputs used in the fair value measurement of each of the above Level 3 assets:

As at March 1, 2014	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)
Personal Property - held for sale	$15	Discounted cash flow	Effective age	0 - 14 years (3 years)
			Useful life	2 - 10 years (5 years)

As at November 4, 2013	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)
Personal Property - held in use	$408	Replacement cost of sales comparison	Effective age	0 - 14 years (3 years)
			Useful life	2 - 10 years (5 years)
Licenses	$226	Volume ratio	Volume ratio	10 - 33% (17%)